Other non-current liabilities - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Aug. 01, 2022	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 24, 2019
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liabilities			$ 264	$ 258	$ 138
License and services agreement upfront payment						$ 18,000
Recognized revenues				8,619	11,419
Interest expenses on upfront payment				810	$ 1,628
Net remaining contract liability				$ 4,211
Trade payable term				30 days
5G New Product Development
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Trade payable term				27 months	27 months
Strategic Partner
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Interest expenses on upfront payment			14
Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Interest expenses on upfront payment			25
Other revenue			296	$ 2,983	$ 311
Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			707
License
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			1,500
License | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			800
Other revenue			1,507
License | Strategic Partner, Second Amendment Contract, 5G Chipset China
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			18,750	20,000
Development services | Strategic Partner
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues					4,500
Net remaining contract liability			245	862	1,853
Other revenue			571	1,083	3,008
Current contract liabilities					1,639
Non-current contract liabilities					214
Development services | Strategic Partner, Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues		$ 3,000		5,000
Net remaining contract liability			271	1,189
Investments revenue		$ 2,000
Development services | Strategic Partner, Second Amendment Contract
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues			4,500
Net remaining contract liability			8	2,544	3,652
Current contract liabilities				2,141	1,160
Non-current contract liabilities				$ 404	$ 2,492
Development services | Strategic Partner, Second Amendment Contract, 5G Chipset China
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	$ 60,000
Current contract liabilities			$ 2,500